Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Components of Loss before Provisions for Income Taxes

The components of loss before provisions for income taxes are as follows (in thousands):

	Year Ended
	December 30, 2012	January 1, 2012	January 2, 2011
United States	$(17,501)	$816	$(10,853)
Foreign	930	(7,231)	(39,291)

	$(16,571)	$(6,415)	$(50,144)

Provision for Income Taxes

The provision for income taxes consists of Federal, state minimum taxes and foreign taxes as follows (in thousands):

	Year Ended
	December 30, 2012	January 1, 2012	January 2, 2011
Current:
Federal	$—	$—	$(11)
State and local	1	6	5
Foreign	935	530	(116)

	936	536	(122)

Deferred—
Federal	—	607	—
Foreign	78	(61)	(259)

	$1,014	$1,082	$(381)

Reconciliation between the Provision for (benefit from) Income Taxes Computed by Applying the US Federal Tax Rate

The reconciliation between the provision for (benefit from) income taxes computed by applying the US federal tax rate to income (loss) before income taxes and the actual provision for income taxes is as follows:

	Year Ended
	December 30, 2012	January 1, 2012	January 2, 2011
Provision (benefit) at statutory rate	(35)%	(35)%	(35)%
Difference between statutory rate and foreign effective rate	2	46	27
Change in valuation allowance	30	(1)	8
Gain from sale of inventory to foreign subsidiaries	—	—	2
Subpart F income	4	—	—
Stock-based compensation	2	13	1
Tax credits	—	(16)	(2)
Non-deductible expenses	3	—	—
Withholding Tax	—	10	—

	6%	17%	1%

Components of Deferred Tax Assets and Liabilities

the amounts for income tax purposes. Significant components of our deferred tax assets are as follows (in thousands):

	Year Ended
	December 30, 2012	January 1, 2012
Deferred tax assets:
Net operating loss carry forwards	$6,992	$3,603
Depreciation and amortization	270	(144)
Research and development and other credits	3,651	2,617
Accrued reserves and other	4,033	1,005
Stock-based compensation	3,360	2,734
Acquired intangibles	8,772	5,230

	27,078	15,045
Valuation allowance	(24,354)	(14,299)

Asset basis difference	$2,724	$746

Deferred Tax Liability:
Unrepatriated earnings	$(2,662)	$(607)

Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	2012	2011	2010
Balance at beginning of year	$183	$178	$109
Changes for tax positions of current year	640	—	65
Additions for tax positions of prior years	3,968	5	4
(Reduction) for tax position of prior years	(57)	—	—

Balance at end of year	$4,734	$183	$178